Employee Benefits - Summary of Net Gratuity Cost Recognized in Statement of Comprehensive Income Under Employee Benefit Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Service cost	$ 49	$ 40	$ 37
Net interest on the net defined benefit liability / (asset)	(1)	(1)
Past service cost - plan amendments	136
Net cost	184	39	37
Pension
Disclosure Of Defined Benefit Plans [Line Items]
Service cost	6	6	6
Past service cost - plan amendments			(4)
Net cost	$ 6	$ 6	$ 2